Acquisitions and Divestitures - Narrative (Details)										1 Months Ended				3 Months Ended				6 Months Ended	9 Months Ended		12 Months Ended
	Jul. 12, 2022 shares	Jun. 11, 2021 USD ($) item	Jun. 10, 2021 USD ($) shares	Jan. 15, 2021 USD ($) item shares	Jan. 08, 2021 USD ($)	Dec. 26, 2019 USD ($) item $ / shares shares	Jun. 30, 2019 USD ($) shares	Jun. 29, 2019	Sep. 04, 2018 USD ($)	Jul. 31, 2019 USD ($) Transaction $ / shares shares	Jun. 30, 2019 USD ($) shares	May 31, 2019 USD ($) item $ / shares	Apr. 30, 2019 $ / shares shares	Sep. 30, 2022 USD ($)	Dec. 31, 2021 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2020	Dec. 31, 2019 USD ($) $ / shares	Sep. 30, 2022 USD ($) shares	Sep. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) company shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) $ / shares	Mar. 31, 2022	Jul. 11, 2021 USD ($)	Jun. 30, 2021	Apr. 21, 2021	Apr. 20, 2021	Mar. 31, 2021	Dec. 26, 2020 USD ($)	Sep. 30, 2019	Dec. 31, 2018 USD ($)	Sep. 30, 2018
Acquisitions and Divestitures
Gross profit margins														$ (659,000)		$ 3,951,000			$ 850,000	$ 23,698,000	$ 23,228,000	$ 2,057,000	$ 43,108,000
Contingent consideration														868,000	$ 999,000				868,000		999,000	899,000
Change in fair value of contingent consideration, net																			(131,000)	(7,006,000)	(9,600,000)	(5,503,000)	5,094,000
Amortization expense relating to intangible assets														1,700,000		1,700,000			4,300,000	4,200,000	5,500,000	5,200,000	2,100,000
Goodwill														68,711,000	16,161,000			$ 31,654,000	68,711,000		16,161,000	705,000	31,654,000									$ 705,000
Transaction costs														0.0					400,000		3,800,000
(Loss) gain on disposal of subsidiaries, net														$ (30,000)		0			$ (218,000)	(1,264,000)	(1,264,000)	276,000	$ (952,000)
Share price (in dollars per share) | $ / shares																		$ 0.23					$ 0.23
Previously Reported
Acquisitions and Divestitures
Gross profit margins																4,528,000				24,671,000
Goodwill																						$ 1,165,000
Grapevine Logic, Inc. ("Grapevine")
Acquisitions and Divestitures
Percentage of ownership interest							100.00%				100.00%															100.00%		100.00%
FNL
Acquisitions and Divestitures
Percentage of ownership interest														29.00%					29.00%								29.00%	29.00%
Amer Global Technology Limited
Acquisitions and Divestitures
Percentage of ownership interest																						10.00%
Grapevine Logic, Inc. ("Grapevine")
Acquisitions and Divestitures
(Loss) gain on disposal of subsidiaries, net																					(1,200,000)
Amer Global Technology Limited
Acquisitions and Divestitures
(Loss) gain on disposal of subsidiaries, net																						$ 300,000	$ 500,000
Bad debt expense																						$ 200,000	600,000
Percentage of potential tax obligation							20.00%
Limitation period for publicly listed							36 months
Diluted ownership interest in disposal group								55.00%
Gain for ownership interest retained																							$ 100,000
Ownership interest disposed							10.00%										10.00%
Amer Global Technology Limited | Amer Global Technology Limited
Acquisitions and Divestitures
Ownership percentage, equity method																		10.00%					10.00%
Amer Global Technology Limited | BCC
Acquisitions and Divestitures
Common stock issuance (in shares) | shares							39,500
Amer Global Technology Limited | BCC | Amer Global Technology Limited
Acquisitions and Divestitures
Ownership percentage, equity method							71.80%				71.80%
Amer Global Technology Limited | MHT
Acquisitions and Divestitures
Common stock issuance (in shares) | shares							5,500
Amer Global Technology Limited | MHT | Amer Global Technology Limited
Acquisitions and Divestitures
Ownership percentage, equity method							10.00%				10.00%
Red Rock business
Acquisitions and Divestitures
Sale of discontinued operation												$ 700,000
Timios Holdings Corp
Acquisitions and Divestitures
Percentage of voting equity interests acquired					100.00%
Purchase price, net of cash acquired					$ 40,000,000.0
Cash acquired from acquisition					6,500,000
Escrow trust balances					5,100,000
Purchase price					46,576,000
Goodwill					$ 21,824,000
Timios Holdings Corp | Title and escrow services
Acquisitions and Divestitures
Revenue														$ 7,900,000		15,500,000			$ 27,000,000.0	62,400,000	72,700,000
Net income (loss)														(16,400,000)		2,200,000			(3,400,000)	10,600,000	13,600,000
WAVE
Acquisitions and Divestitures
Percentage of voting equity interests acquired				100.00%																				100.00%					100.00%
Escrow trust balances				$ 5,000,000.0
Revenue														800,000		1,000,000.0			2,000,000.0	5,200,000	7,000,000.0
Net income (loss)														(4,100,000)		(1,200,000)			$ (11,000,000.0)	(3,100,000)	$ 7,200,000
Purchase price				55,034,000
Purchase price on cash				$ 15,000,000.0
Number of common stock issued (in shares) | shares				12,600,000															500,000		500,000
Value of common stock issued				$ 40,000,000.0
Common stock be held back at closing (in shares) | shares				3,600,000
Common shares as contingent consideration as of the acquisition				$ 11,400,000
Number of earnouts | item				3
Payment of additional purchase price				$ 30,000,000.0
Gross profit margins				10,000,000.0
Receivable recorded															800,000						$ 800,000
Sales tax obligation															800,000
Historic net operating losses															7,700,000
Reduction of deferred tax assets															1,400,000						1,400,000
Goodwill				$ 35,689,000
US Hybrid
Acquisitions and Divestitures
Percentage of voting equity interests acquired			100.00%
Escrow trust balances			$ 1,000,000.0
Revenue														800,000		1,300,000			$ 1,700,000	1,600,000	2,700,000
Net income (loss)														(1,900,000)		(700,000)			(7,300,000)	(800,000)	4,800,000
Purchase price			51,016,000
Purchase price on cash			$ 30,000,000.0
Number of common stock issued (in shares) | shares	6,600,000		6,600,000
Value of common stock issued			$ 20,900,000
Common stock be held back at closing (in shares) | shares			6,600,000
Escrow deposit period			90 days
Maximum earnout over three years			$ 16,700,000
Equity interest percentage	100.00%
Contingent consideration															1,000,000.0						1,000,000.0
Goodwill			42,218,000
US Hybrid | Previously Reported
Acquisitions and Divestitures
Purchase price			50,000,000.0
Purchase price on cash			$ 30,000,000.0
Solectrac
Acquisitions and Divestitures
Percentage of voting equity interests acquired		78.60%
Escrow trust balances		$ 2,000,000.0
Revenue														3,200,000		200,000			8,100,000	400,000	1,800,000
Net income (loss)														$ (4,500,000)		700,000			$ (10,500,000)	700,000	1,900,000
Purchase price		24,952,000
Purchase price on cash		$ 17,700,000
Number of earnouts | item		3
Maximum earnout over three years		$ 6,000,000.0
Net working capital		$ 300,000
Equity interest percentage		21.40%
Equity ownership percentage		100.00%
Gain on remeasurement of investment		$ 2,900,000																			2,900,000
Percent of battery power		100.00%												100.00%					100.00%							100.00%
Contingent consideration		$ 2,400,000												$ 100,000	100,000				$ 100,000		100,000
Goodwill		17,714,000
Preliminary fair value of earnout estimated																									$ 1,600,000
Solectrac | Other Operating Income (Expense)
Acquisitions and Divestitures
Change in fair value of contingent consideration, net		800,000																			1,500,000
Solectrac | Employee Performance And Retention Plan
Acquisitions and Divestitures
Maximum earnout over three years		$ 3,000,000.0
Acquisitions In 2021
Acquisitions and Divestitures
Amortization expense relating to intangible assets														400,000		$ 1,700,000			1,200,000	$ 4,000,000.0	4,900,000
Goodwill														117,400,000	117,400,000				117,400,000		117,400,000
Expected tax deductible amount of goodwill														$ 0	$ 0				$ 0		0
VIA Motors International, Inc.
Acquisitions and Divestitures
Percentage of voting equity interests acquired														100.00%					100.00%
Purchase price														$ 630,000,000.0					$ 630,000,000.0
Purchase price on cash														450,000,000.0					450,000,000.0		62,900,000
Transaction costs																					$ 3,700,000
Tree Technologies Sdn. Bhd.
Acquisitions and Divestitures
Percentage of voting equity interests acquired						51.00%									51.00%			51.00%			51.00%	51.00%	51.00%
Purchase price on cash						$ 900,000
Number of common stock issued (in shares) | shares						9,500,000
Maximum earnout over three years						$ 32,000,000.0
Contingent consideration														119,000	$ 250,000				119,000		$ 250,000	$ 250,000
Goodwill						$ 468,000
Expected tax deductible amount of goodwill															$ 0						$ 0
Contingent consideration period						3 years
Acquisition earn-out/true-up expense, net																						7,000,000.0
Revised fair value purchase price						$ 15,300,000																$ 8,300,000
Share price (in dollars per share) | $ / shares						$ 0.82
Preliminary fair value of earnout estimated						$ 15,500,000
Percentage of weighted average cost of capital						15.00%
Number of acres acquired | item						250
Fair value of assets acquired and liabilities assumed						$ 24,003,000																								$ 12,800,000
Accounts payable						$ 743,000
Grapevine Logic, Inc. ("Grapevine")
Acquisitions and Divestitures
Percentage of voting equity interests acquired							34.30%		65.70%		34.30%																						65.70%
Purchase price on cash									$ 2,400,000
Number of common stock issued (in shares) | shares											600,000
Number of amendments | item												2
Shares issued (in dollars per share) | $ / shares												$ 1.84
Non-controlling interest carrying amount							$ 500,000				$ 500,000
Change in additional paid in capital											$ 1,100,000
DBOT
Acquisitions and Divestitures
Percentage of voting equity interests acquired										99.00%					37.00%						37.00%										99.00%
Revenue																		$ 15,838
Net income (loss)																		1,900,000
Number of common stock issued (in shares) | shares										1,400,000			4,400,000								0	13,100,000
Contingent consideration														$ 649,000	$ 649,000				$ 649,000		$ 649,000	$ 649,000
Expected tax deductible amount of goodwill															0						0
Shares issued (in dollars per share) | $ / shares										$ 2.11			$ 2.11
Shares in DBOT (in shares) | shares										2,200,000			6,900,000
Liability at fair value										$ 2,200,000												600,000
Number of transactions | Transaction										2
Maximum stock price consideration (in dollars per share) | $ / shares										$ 2.11
Lock-up period										9 months
Liability remeasured																		$ 7,300,000					$ 7,300,000
Loss on remeasurement																						$ 1,500,000	$ 5,100,000
Investment fair value															$ 3,100,000						3,100,000
Loss on investment																					$ 3,200,000
Number of companies operated by DBOT | company																					3
Useful life										20 years
DBOT | Customer List
Acquisitions and Divestitures
Useful life										3 years